Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair ValueMeasurement [Line Items]
Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	21.9								21.9
Derivative financial instruments[4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0		17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.7	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.7
Guarantees[6]	1.0							0.3	0.7
Loan commitments[6]	6.3				3.0		0.1	0.9	2.3
Forward starting transactions, reverse repurchase and securities borrowing agreements	20.3		20.3						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	27.6	0.0	20.3	0.0	3.0	0.0	0.1	1.2	3.0

	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	21.9								21.9
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[5]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.8	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.6
Guarantees[6]	1.6							0.2	1.4
Loan commitments[6]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1
1 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Level 3
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	113,634	12,068	1,812	127,514	88,452	13,956	1,962	104,370
of which:
Equity instruments	96,161	400	226	96,787	72,266	455	46	72,768
Government bills / bonds	9,630	1,770	64	11,464	9,554	1,607	0	11,161
Investment fund units	7,088	1,729	50	8,867	6,074	3,200	442	9,716
Corporate and municipal bonds	755	6,617	542	7,914	558	5,559	651	6,768
Loans	0	1,180	791	1,971	0	2,886	680	3,566
Asset-backed securities	0	372	140	512	0	248	144	392

Derivative financial instruments	356	120,222	1,264	121,841	753	124,033	1,424	126,210
of which:
Foreign exchange contracts	240	52,227	8	52,474	311	53,148	30	53,489
Interest rate contracts	6	42,288	263	42,558	0	36,658	418	37,076
Equity / index contracts	7	22,220	597	22,825	3	30,905	496	31,404
Credit derivative contracts	0	1,612	394	2,007	0	1,444	476	1,920
Commodity contracts	0	1,820	0	1,821	0	1,768	2	1,769

Brokerage receivables	0	18,007	0	18,007	0	16,840	0	16,840

Financial assets at fair value not held for trading	40,608	39,373	3,963	83,944	40,204	38,073	4,413	82,690
of which:
Financial assets for unit-linked investment contracts[2]	27,568	118	0	27,686	21,440	5	0	21,446
Corporate and municipal bonds	653	18,732	0	19,385	781	16,455	0	17,236
Government bills / bonds	12,089	3,700	0	15,790	17,687	4,806	0	22,493
Loans	0	10,206	1,231	11,438	0	6,380	1,752	8,132
Securities financing transactions	0	6,148	147	6,294	0	9,899	39	9,937
Auction rate securities	0	0	1,536	1,536	0	0	1,664	1,664
Investment fund units	194	448	98	740	173	428	109	710
Equity instruments	103	4	452	559	123	62	517	702
Other	0	16	499	515	0	38	331	369

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,906	4,439	0	6,345	2,319	4,347	0	6,667
of which:
Asset-backed securities	0	3,955	0	3,955	0	3,931	0	3,931
Government bills / bonds	1,859	16	0	1,875	2,171	69	0	2,239
Corporate and municipal bonds	47	468	0	515	149	348	0	497

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,597	0	0	4,597	4,298	0	0	4,298

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[3]	0	0	199	199	0	82	0	82

Total assets measured at fair value	161,101	194,110	7,237	362,448	136,026	197,331	7,800	341,156

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	25,791	4,726	75	30,591	24,406	4,468	69	28,943
of which:
Equity instruments	22,526	149	59	22,734	21,306	537	42	21,886
Corporate and municipal bonds	40	3,606	16	3,661	126	3,377	27	3,530
Government bills / bonds	2,820	646	0	3,466	2,423	416	0	2,839
Investment fund units	404	294	0	698	551	137	0	689

Derivative financial instruments	385	118,498	1,996	120,880	580	122,933	2,210	125,723
of which:
Foreign exchange contracts	248	53,705	60	54,013	322	52,964	86	53,372
Interest rate contracts	7	36,434	130	36,571	7	32,511	226	32,743
Equity / index contracts	3	24,171	1,293	25,468	1	33,669	1,371	35,041
Credit derivative contracts	0	2,448	512	2,960	0	2,203	519	2,722
Commodity contracts	0	1,707	0	1,707	0	1,487	0	1,487

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	37,233	0	37,233	0	38,420	0	38,420

Debt issued designated at fair value	0	56,943	9,866	66,809	0	46,074	10,957	57,031

Other financial liabilities designated at fair value	0	35,119	822	35,940	0	32,569	1,025	33,594
of which:
Financial liabilities related to unit-linked investment contracts	0	28,145	0	28,145	0	21,679	0	21,679
Securities financing transactions	0	5,742	0	5,742	0	9,461	0	9,461
Over-the-counter debt instruments	0	1,231	791	2,022	0	1,427	1,023	2,450

Total liabilities measured at fair value	26,176	252,518	12,759	291,452	24,986	244,465	14,260	283,711
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Fair value hierarchy information for Financial assets for unit-linked investment contracts in the comparative period has been restated, resulting in an increase in Level 1 assets of USD 4,746 million as of 31 December 2018, with a corresponding decrease in Level 2 assets. 3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.19			31.12.18
USD billion	31.12.19	31.12.18	31.12.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.4	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	225	530		301	513		basis points
					Market comparable and securitization model	Discount margin	0	14	2	1	14	2%
Auction rate securities	1.5	1.7			Relative value to market comparable	Bond price equivalent	79	98	88	79	99	89	points
Investment fund units[3]	0.1	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.7	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.9	11.0
Other financial liabilities designated at fair value[4]			0.8	1.0
Derivative financial instruments
Interest rate contracts	0.3	0.4	0.1	0.2	Option model	Volatility of interest rates	15	63		50	81		basis points
Credit derivative contracts	0.4	0.5	0.5	0.5	Discounted expected cash flows	Credit spreads	1	700		4	545		basis points
						Bond price equivalent	0	100		3	99		points
Equity / index contracts	0.6	0.5	1.3	1.4	Option model	Equity dividend yields	0	14		0	12%
						Volatility of equity stocks, equity and other indices	4	105		4	93%
						Equity-to-FX correlation	(45)	71		(39)	67%
						Equity-to-equity correlation	(17)	98		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	113,634	12,068	1,812	127,514	88,452	13,956	1,962	104,370
of which:
Equity instruments	96,161	400	226	96,787	72,266	455	46	72,768
Government bills / bonds	9,630	1,770	64	11,464	9,554	1,607	0	11,161
Investment fund units	7,088	1,729	50	8,867	6,074	3,200	442	9,716
Corporate and municipal bonds	755	6,617	542	7,914	558	5,559	651	6,768
Loans	0	1,180	791	1,971	0	2,886	680	3,566
Asset-backed securities	0	372	140	512	0	248	144	392

Derivative financial instruments	356	120,222	1,264	121,841	753	124,033	1,424	126,210
of which:
Foreign exchange contracts	240	52,227	8	52,474	311	53,148	30	53,489
Interest rate contracts	6	42,288	263	42,558	0	36,658	418	37,076
Equity / index contracts	7	22,220	597	22,825	3	30,905	496	31,404
Credit derivative contracts	0	1,612	394	2,007	0	1,444	476	1,920
Commodity contracts	0	1,820	0	1,821	0	1,768	2	1,769

Brokerage receivables	0	18,007	0	18,007	0	16,840	0	16,840

Financial assets at fair value not held for trading	40,608	39,373	3,963	83,944	40,204	38,073	4,413	82,690
of which:
Financial assets for unit-linked investment contracts[2]	27,568	118	0	27,686	21,440	5	0	21,446
Corporate and municipal bonds	653	18,732	0	19,385	781	16,455	0	17,236
Government bills / bonds	12,089	3,700	0	15,790	17,687	4,806	0	22,493
Loans	0	10,206	1,231	11,438	0	6,380	1,752	8,132
Securities financing transactions	0	6,148	147	6,294	0	9,899	39	9,937
Auction rate securities	0	0	1,536	1,536	0	0	1,664	1,664
Investment fund units	194	448	98	740	173	428	109	710
Equity instruments	103	4	452	559	123	62	517	702
Other	0	16	499	515	0	38	331	369

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,906	4,439	0	6,345	2,319	4,347	0	6,667
of which:
Asset-backed securities	0	3,955	0	3,955	0	3,931	0	3,931
Government bills / bonds	1,859	16	0	1,875	2,171	69	0	2,239
Corporate and municipal bonds	47	468	0	515	149	348	0	497

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,597	0	0	4,597	4,298	0	0	4,298

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[3]	0	0	199	199	0	82	0	82

Total assets measured at fair value	161,101	194,110	7,237	362,448	136,026	197,331	7,800	341,156

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	25,791	4,726	75	30,591	24,406	4,468	69	28,943
of which:
Equity instruments	22,526	149	59	22,734	21,306	537	42	21,886
Corporate and municipal bonds	40	3,606	16	3,661	126	3,377	27	3,530
Government bills / bonds	2,820	646	0	3,466	2,423	416	0	2,839
Investment fund units	404	294	0	698	551	137	0	689

Derivative financial instruments	385	118,498	1,996	120,880	580	122,933	2,210	125,723
of which:
Foreign exchange contracts	248	53,705	60	54,013	322	52,964	86	53,372
Interest rate contracts	7	36,434	130	36,571	7	32,511	226	32,743
Equity / index contracts	3	24,171	1,293	25,468	1	33,669	1,371	35,041
Credit derivative contracts	0	2,448	512	2,960	0	2,203	519	2,722
Commodity contracts	0	1,707	0	1,707	0	1,487	0	1,487

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	37,233	0	37,233	0	38,420	0	38,420

Debt issued designated at fair value	0	56,943	9,866	66,809	0	46,074	10,957	57,031

Other financial liabilities designated at fair value	0	35,119	822	35,940	0	32,569	1,025	33,594
of which:
Financial liabilities related to unit-linked investment contracts	0	28,145	0	28,145	0	21,679	0	21,679
Securities financing transactions	0	5,742	0	5,742	0	9,461	0	9,461
Over-the-counter debt instruments	0	1,231	791	2,022	0	1,427	1,023	2,450

Total liabilities measured at fair value	26,176	252,518	12,759	291,452	24,986	244,465	14,260	283,711
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Fair value hierarchy information for Financial assets for unit-linked investment contracts in the comparative period has been restated, resulting in an increase in Level 1 assets of USD 4,746 million as of 31 December 2018, with a corresponding decrease in Level 2 assets. 3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.19			31.12.18
USD billion	31.12.19	31.12.18	31.12.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.4	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	225	530		301	513		basis points
					Market comparable and securitization model	Discount margin	0	14	2	1	14	2%
Auction rate securities	1.5	1.7			Relative value to market comparable	Bond price equivalent	79	98	88	79	99	89	points
Investment fund units[3]	0.1	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.7	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.9	11.0
Other financial liabilities designated at fair value[4]			0.8	1.0
Derivative financial instruments
Interest rate contracts	0.3	0.4	0.1	0.2	Option model	Volatility of interest rates	15	63		50	81		basis points
Credit derivative contracts	0.4	0.5	0.5	0.5	Discounted expected cash flows	Credit spreads	1	700		4	545		basis points
						Bond price equivalent	0	100		3	99		points
Equity / index contracts	0.6	0.5	1.3	1.4	Option model	Equity dividend yields	0	14		0	12%
						Volatility of equity stocks, equity and other indices	4	105		4	93%
						Equity-to-FX correlation	(45)	71		(39)	67%
						Equity-to-equity correlation	(17)	98		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
USD million	2019	2018	2017
Reserve balance at the beginning of the year	255	338	365
Profit / (loss) deferred on new transactions	171	341	247
(Profit) / loss recognized in the income statement	(278)	(417)	(279)
Foreign currency translation	(2)	(6)	6
Reserve balance at the end of the year	146	255	338

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.19			31.12.18
USD billion	31.12.19	31.12.18	31.12.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.4	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	225	530		301	513		basis points
					Market comparable and securitization model	Discount margin	0	14	2	1	14	2%
Auction rate securities	1.5	1.7			Relative value to market comparable	Bond price equivalent	79	98	88	79	99	89	points
Investment fund units[3]	0.1	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.7	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.9	11.0
Other financial liabilities designated at fair value[4]			0.8	1.0
Derivative financial instruments
Interest rate contracts	0.3	0.4	0.1	0.2	Option model	Volatility of interest rates	15	63		50	81		basis points
Credit derivative contracts	0.4	0.5	0.5	0.5	Discounted expected cash flows	Credit spreads	1	700		4	545		basis points
						Bond price equivalent	0	100		3	99		points
Equity / index contracts	0.6	0.5	1.3	1.4	Option model	Equity dividend yields	0	14		0	12%
						Volatility of equity stocks, equity and other indices	4	105		4	93%
						Equity-to-FX correlation	(45)	71		(39)	67%
						Equity-to-equity correlation	(17)	98		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.19			31.12.18
USD billion	31.12.19	31.12.18	31.12.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.4	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	225	530		301	513		basis points
					Market comparable and securitization model	Discount margin	0	14	2	1	14	2%
Auction rate securities	1.5	1.7			Relative value to market comparable	Bond price equivalent	79	98	88	79	99	89	points
Investment fund units[3]	0.1	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.7	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.9	11.0
Other financial liabilities designated at fair value[4]			0.8	1.0
Derivative financial instruments
Interest rate contracts	0.3	0.4	0.1	0.2	Option model	Volatility of interest rates	15	63		50	81		basis points
Credit derivative contracts	0.4	0.5	0.5	0.5	Discounted expected cash flows	Credit spreads	1	700		4	545		basis points
						Bond price equivalent	0	100		3	99		points
Equity / index contracts	0.6	0.5	1.3	1.4	Option model	Equity dividend yields	0	14		0	12%
						Volatility of equity stocks, equity and other indices	4	105		4	93%
						Equity-to-FX correlation	(45)	71		(39)	67%
						Equity-to-equity correlation	(17)	98		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure of sensitivity of fair value measurement to changes in unobservable inputs explanatory
Sensitivity of fair value measurements to changes in unobservable input assumptions
	31.12.19		31.12.18
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	46	(21)	99	(44)
Securities financing transactions	11	(11)	17	(11)
Auction rate securities	87	(87)	81	(81)
Asset-backed securities	35	(40)	27	(23)
Equity instruments	140	(80)	155	(94)
Interest rate derivative contracts, net	8	(17)	8	(39)
Credit derivative contracts, net	31	(35)	33	(37)
Foreign exchange derivative contracts, net	12	(8)	10	(5)
Equity / index derivative contracts, net	183	(197)	213	(225)
Other	47	(51)	19	(19)
Total	600	(547)	661	(578)

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
				Total gains / losses included in comprehensive income										Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / losses included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of31 December2018[2]	Net gains / losses included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2019[2]

Financial assets at fair value held for trading	2.0	0.4	2.4	(0.2)	(0.2)	2.1	(7.1)	4.2	0.0	0.7	(0.2)	0.0	2.0	(0.2)	0.0	1.2	(5.7)	4.4	0.0	0.6	(0.4)	0.0	1.8
of which:
Investment fund units	0.6		0.6	(0.1)	(0.1)	0.2	(0.3)	0.0	0.0	0.1	(0.1)	0.0	0.4	0.0	0.0	0.0	(0.4)	0.0	0.0	0.2	(0.2)	0.0	0.0
Corporate and municipal bonds	0.6		0.6	0.0	0.0	0.6	(0.9)	0.0	0.0	0.5	0.0	0.0	0.7	0.0	0.0	0.6	(0.6)	0.0	0.0	0.1	(0.2)	0.0	0.5
Loans	0.5	0.4	0.9	0.1	0.0	0.9	(5.6)	4.2	0.0	0.1	0.0	0.0	0.7	(0.1)	0.0	0.2	(4.4)	4.4	0.0	0.1	0.0	0.0	0.8
Other	0.4		0.4	(0.1)	(0.1)	0.4	(0.4)	0.0	0.0	0.0	0.0	0.0	0.2	0.0	(0.1)	0.3	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4

Derivative financial instruments – assets	1.6		1.6	0.0	0.0	0.0	0.0	1.0	(1.5)	0.5	(0.1)	0.0	1.4	(0.3)	0.0	0.0	0.0	1.0	(0.8)	0.2	(0.3)	0.0	1.3
of which:
Interest rate contracts	0.1		0.1	0.1	0.1	0.0	0.0	0.0	(0.1)	0.3	0.0	0.0	0.4	(0.1)	0.0	0.0	0.0	0.1	0.0	0.0	(0.2)	0.0	0.3
Equity / index contracts	0.7		0.7	0.0	0.0	0.0	0.0	0.8	(1.0)	0.1	(0.1)	0.0	0.5	(0.1)	0.1	0.0	0.0	0.6	(0.5)	0.1	(0.1)	0.0	0.6
Credit derivative contracts	0.6		0.6	0.0	0.0	0.0	0.0	0.3	(0.4)	0.0	0.0	0.0	0.5	(0.1)	(0.1)	0.0	0.0	0.2	(0.2)	0.1	(0.1)	0.0	0.4
Other	0.2		0.2	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Financial assets at fair value not held for trading	1.5	3.0	4.4	0.0	0.0	1.7	(1.9)	0.0	0.0	0.1	(0.1)	0.1	4.4	0.0	0.0	1.2	(0.8)	0.0	0.0	0.3	(1.2)	0.0	4.0
of which:
Loans	0.8	0.6	1.4	(0.2)	(0.2)	1.5	(1.0)	0.0	0.0	0.1	0.0	0.0	1.8	0.0	0.0	0.7	(0.2)	0.0	0.0	0.3	(1.2)	0.0	1.2
Auction rate securities		1.9	1.9	0.1	0.1	0.0	(0.4)	0.0	0.0	0.0	0.0	0.1	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.5
Equity instruments		0.4	0.4	0.1	0.1	0.2	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5	0.0	0.0	0.1	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.7	0.1	0.8	0.0	0.0	0.0	(0.4)	0.0	0.0	0.0	(0.1)	0.0	0.5	0.0	0.0	0.5	(0.2)	0.0	0.0	0.0	0.0	0.0	0.7

Financial assets measured at fair value through other comprehensive income	0.5	(0.5)

Derivative financial instruments – liabilities	2.9	0.0	2.9	(0.3)	(0.2)	0.0	0.0	1.3	(1.5)	0.3	(0.5)	0.0	2.2	0.0	0.0	0.0	0.0	0.8	(1.0)	0.3	(0.3)	0.0	2.0
of which:
Equity / index contracts	2.0		2.0	(0.3)	(0.2)	0.0	0.0	1.2	(1.2)	0.3	(0.5)	0.0	1.4	0.3	0.2	0.0	0.0	0.6	(0.9)	0.2	(0.2)	0.0	1.3
Credit derivative contracts	0.6		0.6	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.5	(0.1)	(0.1)	0.0	0.0	0.2	(0.1)	0.1	(0.1)	0.0	0.5
Other	0.3	0.0	0.3	0.0	0.1	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.3	(0.1)	0.0	0.0	0.0	0.1	0.0	0.0	(0.1)	0.0	0.2

Debt issued designated at fair value	11.2		11.2	0.5	0.0	0.0	0.0	5.8	(4.3)	2.2	(4.3)	(0.2)	11.0	1.1	0.7	0.0	0.0	7.2	(7.3)	1.0	(3.1)	0.0	9.9

Other financial liabilities designated at fair value	2.0		2.0	0.0	0.0	0.0	0.0	1.1	(2.0)	0.0	0.0	0.0	1.0	0.2	0.1	0.0	0.0	0.3	(0.8)	0.1	0.0	0.0	0.8
1 Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 2 Total Level 3 assets as of 31 December 2019 were USD 7.2 billion (31 December 2018: USD 7.8 billion). Total Level 3 liabilities as of 31 December 2019 were USD 12.8 billion (31 December 2018: USD 14.3 billion).

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities designated at fair value
	For the year ended
	Included inOther comprehensive income
USD million	31.12.19	31.12.18	31.12.17
Recognized during the year:
Realized gain / (loss)	8	(3)	22
Unrealized gain / (loss)	(408)	519	(337)
Total gain / (loss), before tax	(400)	517	(315)

	As of
USD million	31.12.19	31.12.18	31.12.17
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(88)	320	(200)

Valuation adjustments on financial instruments
Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.19	31.12.18
Credit valuation adjustments[1]	(48)	(90)
Funding valuation adjustments	(50)	(85)
Debit valuation adjustments	1	1
Other valuation adjustments	(566)	(716)
of which: liquidity	(300)	(388)
of which: model uncertainty	(266)	(327)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	21.9								21.9
Derivative financial instruments[4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0		17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.7	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.7
Guarantees[6]	1.0							0.3	0.7
Loan commitments[6]	6.3				3.0		0.1	0.9	2.3
Forward starting transactions, reverse repurchase and securities borrowing agreements	20.3		20.3						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	27.6	0.0	20.3	0.0	3.0	0.0	0.1	1.2	3.0

	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	21.9								21.9
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[5]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.8	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.6
Guarantees[6]	1.6							0.2	1.4
Loan commitments[6]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1
1 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Level 3 | Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value[1]
	31.12.19						31.12.18
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[2]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[2]	Level 1	Level 2	Level 3	Total
Assets[3]
Cash and balances at central banks	107.1	107.0	0.1	0.0	0.0	107.1	108.4	108.3	0.1	0.0	0.0	108.4
Loans and advances to banks	12.4	11.8	0.0	0.5	0.2	12.4	16.9	16.2	0.0	0.6	0.0	16.9
Receivables from securities financing transactions	84.2	74.0	0.0	8.6	1.6	84.2	95.3	85.0	0.0	6.9	3.4	95.4
Cash collateral receivables on derivative instruments	23.3	23.3	0.0	0.0	0.0	23.3	23.6	23.6	0.0	0.0	0.0	23.6
Loans and advances to customers	326.8	151.6	0.0	25.4	152.2	329.1	320.4	153.4	0.0	18.0	149.5	320.9
Other financial assets measured at amortized cost	23.0	5.7	8.4	6.4	2.8	23.2	22.6	5.9	8.4	5.2	2.9	22.4
Liabilities
Amounts due to banks	6.6	5.6	0.0	0.9	0.0	6.6	11.0	8.8	0.0	1.9	0.2	11.0
Payables from securities financing transactions	7.8	7.5	0.0	0.3	0.0	7.8	10.3	10.0	0.0	0.3	0.0	10.3
Cash collateral payables on derivative instruments	31.4	31.4	0.0	0.0	0.0	31.4	28.9	28.9	0.0	0.0	0.0	28.9
Customer deposits	448.3	439.1	0.0	9.3	0.0	448.4	419.8	409.5	0.0	10.3	0.1	419.9
Debt issued measured at amortized cost	110.5	8.7	0.0	104.9	0.0	113.6	132.3	2.8	0.0	130.7	1.4	135.0
Other financial liabilities measured at amortized cost[4]	5.8	5.7	0.0	0.0	0.0	5.7	6.9	6.8	0.0	0.0	0.1	6.9
1 In line with IFRS 7 Financial Instruments: Disclosures, effective 2019, UBS no longer discloses a fair value hierarchy level for financial instruments where the carrying amount approximates fair value. Prior periods have been restated for this change. 2 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 3 As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 4 Excludes lease liabilities.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value[1]
	31.12.19						31.12.18
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[2]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[2]	Level 1	Level 2	Level 3	Total
Assets[3]
Cash and balances at central banks	107.1	107.0	0.1	0.0	0.0	107.1	108.4	108.3	0.1	0.0	0.0	108.4
Loans and advances to banks	12.4	11.8	0.0	0.5	0.2	12.4	16.9	16.2	0.0	0.6	0.0	16.9
Receivables from securities financing transactions	84.2	74.0	0.0	8.6	1.6	84.2	95.3	85.0	0.0	6.9	3.4	95.4
Cash collateral receivables on derivative instruments	23.3	23.3	0.0	0.0	0.0	23.3	23.6	23.6	0.0	0.0	0.0	23.6
Loans and advances to customers	326.8	151.6	0.0	25.4	152.2	329.1	320.4	153.4	0.0	18.0	149.5	320.9
Other financial assets measured at amortized cost	23.0	5.7	8.4	6.4	2.8	23.2	22.6	5.9	8.4	5.2	2.9	22.4
Liabilities
Amounts due to banks	6.6	5.6	0.0	0.9	0.0	6.6	11.0	8.8	0.0	1.9	0.2	11.0
Payables from securities financing transactions	7.8	7.5	0.0	0.3	0.0	7.8	10.3	10.0	0.0	0.3	0.0	10.3
Cash collateral payables on derivative instruments	31.4	31.4	0.0	0.0	0.0	31.4	28.9	28.9	0.0	0.0	0.0	28.9
Customer deposits	448.3	439.1	0.0	9.3	0.0	448.4	419.8	409.5	0.0	10.3	0.1	419.9
Debt issued measured at amortized cost	110.5	8.7	0.0	104.9	0.0	113.6	132.3	2.8	0.0	130.7	1.4	135.0
Other financial liabilities measured at amortized cost[4]	5.8	5.7	0.0	0.0	0.0	5.7	6.9	6.8	0.0	0.0	0.1	6.9
1 In line with IFRS 7 Financial Instruments: Disclosures, effective 2019, UBS no longer discloses a fair value hierarchy level for financial instruments where the carrying amount approximates fair value. Prior periods have been restated for this change. 2 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 3 As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 4 Excludes lease liabilities.

UBS AG
Fair ValueMeasurement [Line Items]
Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	22.0								22.0
Derivative financial instruments[4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0	0.0	17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.8	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.9
Guarantees[6]	1.0							0.3	0.7
Loan commitments[6]	6.3				3.0		0.1	0.9	2.3
Forward starting transactions, reverse repurchase and securities borrowing agreements	20.3		20.3						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	27.6	0.0	20.3	0.0	3.0	0.0	0.1	1.2	3.0
##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL
	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	22.0								22.0
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[5]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.9	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.7
Guarantees[6]	1.6							0.2	1.4
Loan commitments[6]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1
1 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

UBS AG | Level 3
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	113,635	12,248	1,812	127,695	88,455	14,096	1,962	104,513
of which:
Equity instruments	96,162	400	226	96,788	72,270	455	46	72,771
Government bills / bonds	9,630	1,770	64	11,464	9,554	1,607	0	11,161
Investment fund units	7,088	1,729	50	8,867	6,074	3,200	442	9,716
Corporate and municipal bonds	755	6,796	542	8,093	558	5,699	651	6,908
Loans	0	1,180	791	1,971	0	2,886	680	3,566
Asset-backed securities	0	372	140	512	0	248	144	392

Derivative financial instruments	356	120,224	1,264	121,843	753	124,035	1,424	126,212
of which:
Foreign exchange contracts	240	52,228	8	52,476	311	53,151	30	53,492
Interest rate contracts	6	42,288	263	42,558	0	36,658	418	37,076
Equity / index contracts	7	22,220	597	22,825	3	30,905	496	31,404
Credit derivative contracts	0	1,612	394	2,007	0	1,444	476	1,920
Commodity contracts	0	1,820	0	1,821	0	1,768	2	1,769

Brokerage receivables	0	18,007	0	18,007	0	16,840	0	16,840

Financial assets at fair value not held for trading	40,608	39,065	3,962	83,636	40,204	37,770	4,413	82,387
of which:
Financial assets for unit-linked investment contracts[2]	27,568	118	0	27,686	21,440	5	0	21,446
Corporate and municipal bonds	653	18,732	0	19,385	781	16,455	0	17,236
Government bills / bonds	12,089	3,700	0	15,790	17,687	4,806	0	22,493
Loans	0	10,206	1,231	11,438	0	6,380	1,752	8,132
Securities financing transactions	0	6,148	147	6,294	0	9,899	39	9,937
Auction rate securities	0	0	1,536	1,536	0	0	1,664	1,664
Investment fund units	194	140	98	432	173	125	109	407
Equity instruments	103	4	451	559	123	62	517	702
Other	0	16	499	515	0	38	331	369

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,906	4,439	0	6,345	2,319	4,347	0	6,667
of which:
Asset-backed securities	0	3,955	0	3,955	0	3,931	0	3,931
Government bills / bonds	1,859	16	0	1,875	2,171	69	0	2,239
Corporate and municipal bonds	47	468	0	515	149	348	0	497

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,597	0	0	4,597	4,298	0	0	4,298

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[3]	0	0	199	199	0	82	0	82

Total assets measured at fair value	161,102	193,983	7,237	362,322	136,029	197,170	7,800	340,999

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	25,791	4,726	75	30,591	24,413	4,468	69	28,949
of which:
Equity instruments	22,526	149	59	22,734	21,313	537	42	21,892
Corporate and municipal bonds	40	3,606	16	3,661	126	3,377	27	3,530
Government bills / bonds	2,820	646	0	3,466	2,423	416	0	2,839
Investment fund units	404	294	0	698	551	137	0	689

Derivative financial instruments	385	118,498	1,996	120,880	580	122,933	2,210	125,723
of which:
Foreign exchange contracts	248	53,705	60	54,013	322	52,964	86	53,372
Interest rate contracts	7	36,434	130	36,571	7	32,511	226	32,743
Equity / index contracts	3	24,171	1,293	25,468	1	33,669	1,371	35,041
Credit derivative contracts	0	2,448	512	2,960	0	2,203	519	2,722
Commodity contracts	0	1,707	0	1,707	0	1,487	0	1,487

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	37,233	0	37,233	0	38,420	0	38,420

Debt issued designated at fair value	0	56,943	9,649	66,592	0	46,074	10,957	57,031

Other financial liabilities designated at fair value	0	35,119	1,039	36,157	0	32,569	1,025	33,594
of which:
Financial liabilities related to unit-linked investment contracts	0	28,145	0	28,145	0	21,679	0	21,679
Securities financing transactions	0	5,742	0	5,742	0	9,461	0	9,461
Over-the-counter debt instruments	0	1,231	791	2,022	0	1,427	1,023	2,450

Total liabilities measured at fair value	26,176	252,518	12,759	291,452	24,992	244,465	14,260	283,717
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Fair value hierarchy information for Financial assets for unit-linked investment contracts in the comparative period has been restated, resulting in an increase in Level 1 assets of USD 4,746 million as of 31 December 2018, with a corresponding decrease in Level 2 assets. 3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.19			31.12.18
USD billion	31.12.19	31.12.18	31.12.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.4	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	225	530		301	513		basis points
					Market comparable and securitization model	Discount margin	0	14	2	1	14	2%
Auction rate securities	1.5	1.7			Relative value to market comparable	Bond price equivalent	79	98	88	79	99	89	points
Investment fund units[3]	0.1	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.7	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.9	11.0
Other financial liabilities designated at fair value[4]			0.8	1.0
Derivative financial instruments
Interest rate contracts	0.3	0.4	0.1	0.2	Option model	Volatility of interest rates	15	63		50	81		basis points
Credit derivative contracts	0.4	0.5	0.5	0.5	Discounted expected cash flows	Credit spreads	1	700		4	545		basis points
						Bond price equivalent	0	100		3	99		points
Equity / index contracts	0.6	0.5	1.3	1.4	Option model	Equity dividend yields	0	14		0	12%
						Volatility of equity stocks, equity and other indices	4	105		4	93%
						Equity-to-FX correlation	(45)	71		(39)	67%
						Equity-to-equity correlation	(17)	98		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques[1]
	31.12.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	113,635	12,248	1,812	127,695	88,455	14,096	1,962	104,513
of which:
Equity instruments	96,162	400	226	96,788	72,270	455	46	72,771
Government bills / bonds	9,630	1,770	64	11,464	9,554	1,607	0	11,161
Investment fund units	7,088	1,729	50	8,867	6,074	3,200	442	9,716
Corporate and municipal bonds	755	6,796	542	8,093	558	5,699	651	6,908
Loans	0	1,180	791	1,971	0	2,886	680	3,566
Asset-backed securities	0	372	140	512	0	248	144	392

Derivative financial instruments	356	120,224	1,264	121,843	753	124,035	1,424	126,212
of which:
Foreign exchange contracts	240	52,228	8	52,476	311	53,151	30	53,492
Interest rate contracts	6	42,288	263	42,558	0	36,658	418	37,076
Equity / index contracts	7	22,220	597	22,825	3	30,905	496	31,404
Credit derivative contracts	0	1,612	394	2,007	0	1,444	476	1,920
Commodity contracts	0	1,820	0	1,821	0	1,768	2	1,769

Brokerage receivables	0	18,007	0	18,007	0	16,840	0	16,840

Financial assets at fair value not held for trading	40,608	39,065	3,962	83,636	40,204	37,770	4,413	82,387
of which:
Financial assets for unit-linked investment contracts[2]	27,568	118	0	27,686	21,440	5	0	21,446
Corporate and municipal bonds	653	18,732	0	19,385	781	16,455	0	17,236
Government bills / bonds	12,089	3,700	0	15,790	17,687	4,806	0	22,493
Loans	0	10,206	1,231	11,438	0	6,380	1,752	8,132
Securities financing transactions	0	6,148	147	6,294	0	9,899	39	9,937
Auction rate securities	0	0	1,536	1,536	0	0	1,664	1,664
Investment fund units	194	140	98	432	173	125	109	407
Equity instruments	103	4	451	559	123	62	517	702
Other	0	16	499	515	0	38	331	369

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	1,906	4,439	0	6,345	2,319	4,347	0	6,667
of which:
Asset-backed securities	0	3,955	0	3,955	0	3,931	0	3,931
Government bills / bonds	1,859	16	0	1,875	2,171	69	0	2,239
Corporate and municipal bonds	47	468	0	515	149	348	0	497

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	4,597	0	0	4,597	4,298	0	0	4,298

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[3]	0	0	199	199	0	82	0	82

Total assets measured at fair value	161,102	193,983	7,237	362,322	136,029	197,170	7,800	340,999

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	31.12.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	25,791	4,726	75	30,591	24,413	4,468	69	28,949
of which:
Equity instruments	22,526	149	59	22,734	21,313	537	42	21,892
Corporate and municipal bonds	40	3,606	16	3,661	126	3,377	27	3,530
Government bills / bonds	2,820	646	0	3,466	2,423	416	0	2,839
Investment fund units	404	294	0	698	551	137	0	689

Derivative financial instruments	385	118,498	1,996	120,880	580	122,933	2,210	125,723
of which:
Foreign exchange contracts	248	53,705	60	54,013	322	52,964	86	53,372
Interest rate contracts	7	36,434	130	36,571	7	32,511	226	32,743
Equity / index contracts	3	24,171	1,293	25,468	1	33,669	1,371	35,041
Credit derivative contracts	0	2,448	512	2,960	0	2,203	519	2,722
Commodity contracts	0	1,707	0	1,707	0	1,487	0	1,487

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	37,233	0	37,233	0	38,420	0	38,420

Debt issued designated at fair value	0	56,943	9,649	66,592	0	46,074	10,957	57,031

Other financial liabilities designated at fair value	0	35,119	1,039	36,157	0	32,569	1,025	33,594
of which:
Financial liabilities related to unit-linked investment contracts	0	28,145	0	28,145	0	21,679	0	21,679
Securities financing transactions	0	5,742	0	5,742	0	9,461	0	9,461
Over-the-counter debt instruments	0	1,231	791	2,022	0	1,427	1,023	2,450

Total liabilities measured at fair value	26,176	252,518	12,759	291,452	24,992	244,465	14,260	283,717
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Fair value hierarchy information for Financial assets for unit-linked investment contracts in the comparative period has been restated, resulting in an increase in Level 1 assets of USD 4,746 million as of 31 December 2018, with a corresponding decrease in Level 2 assets. 3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.19			31.12.18
USD billion	31.12.19	31.12.18	31.12.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.4	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	225	530		301	513		basis points
					Market comparable and securitization model	Discount margin	0	14	2	1	14	2%
Auction rate securities	1.5	1.7			Relative value to market comparable	Bond price equivalent	79	98	88	79	99	89	points
Investment fund units[3]	0.1	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.7	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.9	11.0
Other financial liabilities designated at fair value[4]			0.8	1.0
Derivative financial instruments
Interest rate contracts	0.3	0.4	0.1	0.2	Option model	Volatility of interest rates	15	63		50	81		basis points
Credit derivative contracts	0.4	0.5	0.5	0.5	Discounted expected cash flows	Credit spreads	1	700		4	545		basis points
						Bond price equivalent	0	100		3	99		points
Equity / index contracts	0.6	0.5	1.3	1.4	Option model	Equity dividend yields	0	14		0	12%
						Volatility of equity stocks, equity and other indices	4	105		4	93%
						Equity-to-FX correlation	(45)	71		(39)	67%
						Equity-to-equity correlation	(17)	98		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
USD million	2019	2018	2017
Reserve balance at the beginning of the year	255	338	365
Profit / (loss) deferred on new transactions	171	341	247
(Profit) / loss recognized in the income statement	(278)	(417)	(279)
Foreign currency translation	(2)	(6)	6
Reserve balance at the end of the year	146	255	338

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.19			31.12.18
USD billion	31.12.19	31.12.18	31.12.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.4	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	225	530		301	513		basis points
					Market comparable and securitization model	Discount margin	0	14	2	1	14	2%
Auction rate securities	1.5	1.7			Relative value to market comparable	Bond price equivalent	79	98	88	79	99	89	points
Investment fund units[3]	0.1	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.7	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.9	11.0
Other financial liabilities designated at fair value[4]			0.8	1.0
Derivative financial instruments
Interest rate contracts	0.3	0.4	0.1	0.2	Option model	Volatility of interest rates	15	63		50	81		basis points
Credit derivative contracts	0.4	0.5	0.5	0.5	Discounted expected cash flows	Credit spreads	1	700		4	545		basis points
						Bond price equivalent	0	100		3	99		points
Equity / index contracts	0.6	0.5	1.3	1.4	Option model	Equity dividend yields	0	14		0	12%
						Volatility of equity stocks, equity and other indices	4	105		4	93%
						Equity-to-FX correlation	(45)	71		(39)	67%
						Equity-to-equity correlation	(17)	98		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		31.12.19			31.12.18
USD billion	31.12.19	31.12.18	31.12.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	143	101	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.4	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	225	530		301	513		basis points
					Market comparable and securitization model	Discount margin	0	14	2	1	14	2%
Auction rate securities	1.5	1.7			Relative value to market comparable	Bond price equivalent	79	98	88	79	99	89	points
Investment fund units[3]	0.1	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.7	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			9.9	11.0
Other financial liabilities designated at fair value[4]			0.8	1.0
Derivative financial instruments
Interest rate contracts	0.3	0.4	0.1	0.2	Option model	Volatility of interest rates	15	63		50	81		basis points
Credit derivative contracts	0.4	0.5	0.5	0.5	Discounted expected cash flows	Credit spreads	1	700		4	545		basis points
						Bond price equivalent	0	100		3	99		points
Equity / index contracts	0.6	0.5	1.3	1.4	Option model	Equity dividend yields	0	14		0	12%
						Volatility of equity stocks, equity and other indices	4	105		4	93%
						Equity-to-FX correlation	(45)	71		(39)	67%
						Equity-to-equity correlation	(17)	98		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

Disclosure of sensitivity of fair value measurement to changes in unobservable inputs explanatory
Sensitivity of fair value measurements to changes in unobservable input assumptions
	31.12.19		31.12.18
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	46	(21)	99	(44)
Securities financing transactions	11	(11)	17	(11)
Auction rate securities	87	(87)	81	(81)
Asset-backed securities	35	(40)	27	(23)
Equity instruments	140	(80)	155	(94)
Interest rate derivative contracts, net	8	(17)	8	(39)
Credit derivative contracts, net	31	(35)	33	(37)
Foreign exchange derivative contracts, net	12	(8)	10	(5)
Equity / index derivative contracts, net	183	(197)	213	(225)
Other	47	(51)	19	(19)
Total	600	(547)	661	(578)

Disclosure Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
				Total gains / losses included in comprehensive income										Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / losses included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of31 December2018[2]	Net gains / losses included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 31 December2019[2]

Financial assets at fair value held for trading	2.0	0.4	2.4	(0.2)	(0.2)	2.1	(7.1)	4.2	0.0	0.7	(0.2)	0.0	2.0	(0.2)	0.0	1.2	(5.7)	4.4	0.0	0.6	(0.4)	0.0	1.8
of which:
Investment fund units	0.6		0.6	(0.1)	(0.1)	0.2	(0.3)	0.0	0.0	0.1	(0.1)	0.0	0.4	0.0	0.0	0.0	(0.4)	0.0	0.0	0.2	(0.2)	0.0	0.0
Corporate and municipal bonds	0.6		0.6	0.0	0.0	0.6	(0.9)	0.0	0.0	0.5	0.0	0.0	0.7	0.0	0.0	0.6	(0.6)	0.0	0.0	0.1	(0.2)	0.0	0.5
Loans	0.5	0.4	0.9	0.1	0.0	0.9	(5.6)	4.2	0.0	0.1	0.0	0.0	0.7	(0.1)	0.0	0.2	(4.4)	4.4	0.0	0.1	0.0	0.0	0.8
Other	0.4		0.4	(0.1)	(0.1)	0.4	(0.4)	0.0	0.0	0.0	0.0	0.0	0.2	0.0	(0.1)	0.3	(0.3)	0.0	0.0	0.2	0.0	0.0	0.4

Derivative financial instruments – assets	1.6		1.6	0.0	0.0	0.0	0.0	1.0	(1.5)	0.5	(0.1)	0.0	1.4	(0.3)	0.0	0.0	0.0	1.0	(0.8)	0.2	(0.3)	0.0	1.3
of which:
Interest rate contracts	0.1		0.1	0.1	0.1	0.0	0.0	0.0	(0.1)	0.3	0.0	0.0	0.4	(0.1)	0.0	0.0	0.0	0.1	0.0	0.0	(0.2)	0.0	0.3
Equity / index contracts	0.7		0.7	0.0	0.0	0.0	0.0	0.8	(1.0)	0.1	(0.1)	0.0	0.5	(0.1)	0.1	0.0	0.0	0.6	(0.5)	0.1	(0.1)	0.0	0.6
Credit derivative contracts	0.6		0.6	0.0	0.0	0.0	0.0	0.3	(0.4)	0.0	0.0	0.0	0.5	(0.1)	(0.1)	0.0	0.0	0.2	(0.2)	0.1	(0.1)	0.0	0.4
Other	0.2		0.2	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Financial assets at fair value not held for trading	1.5	3.0	4.4	0.0	0.0	1.7	(1.9)	0.0	0.0	0.1	(0.1)	0.1	4.4	0.0	0.0	1.2	(0.8)	0.0	0.0	0.3	(1.2)	0.0	4.0
of which:
Loans	0.8	0.6	1.4	(0.2)	(0.2)	1.5	(1.0)	0.0	0.0	0.1	0.0	0.0	1.8	0.0	0.0	0.7	(0.2)	0.0	0.0	0.3	(1.2)	0.0	1.2
Auction rate securities		1.9	1.9	0.1	0.1	0.0	(0.4)	0.0	0.0	0.0	0.0	0.1	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.5
Equity instruments		0.4	0.4	0.1	0.1	0.2	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5	0.0	0.0	0.1	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.7	0.1	0.8	0.0	0.0	0.0	(0.4)	0.0	0.0	0.0	(0.1)	0.0	0.5	0.0	0.0	0.5	(0.2)	0.0	0.0	0.0	0.0	0.0	0.7

Financial assets measured at fair value through other comprehensive income	0.5	(0.5)

Derivative financial instruments – liabilities	2.9	0.0	2.9	(0.3)	(0.2)	0.0	0.0	1.3	(1.5)	0.3	(0.5)	0.0	2.2	0.0	0.0	0.0	0.0	0.8	(1.0)	0.3	(0.3)	0.0	2.0
of which:
Equity / index contracts	2.0		2.0	(0.3)	(0.2)	0.0	0.0	1.2	(1.2)	0.3	(0.5)	0.0	1.4	0.3	0.2	0.0	0.0	0.6	(0.9)	0.2	(0.2)	0.0	1.3
Credit derivative contracts	0.6		0.6	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.5	(0.1)	(0.1)	0.0	0.0	0.2	(0.1)	0.1	(0.1)	0.0	0.5
Other	0.3	0.0	0.3	0.0	0.1	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.3	(0.1)	0.0	0.0	0.0	0.1	0.0	0.0	(0.1)	0.0	0.2

Debt issued designated at fair value	11.2		11.2	0.5	0.0	0.0	0.0	5.8	(4.3)	2.2	(4.3)	(0.2)	11.0	1.1	0.7	0.0	0.0	7.2	(7.3)	1.0	(3.1)	0.0	9.9

Other financial liabilities designated at fair value	2.0		2.0	0.0	0.0	0.0	0.0	1.1	(2.0)	0.0	0.0	0.0	1.0	0.2	0.1	0.0	0.0	0.3	(0.8)	0.1	0.0	0.0	0.8
1 Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 2 Total Level 3 assets as of 31 December 2019 were USD 7.2 billion (31 December 2018: USD 7.8 billion). Total Level 3 liabilities as of 31 December 2019 were USD 12.8 billion (31 December 2018: USD 14.3 billion).

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities designated at fair value
	For the year ended
	Included inOther comprehensive income
USD million	31.12.19	31.12.18	31.12.17
Recognized during the year:
Realized gain / (loss)	8	(3)	22
Unrealized gain / (loss)	(408)	519	(337)
Total gain / (loss), before tax	(400)	517	(315)

	As of
USD million	31.12.19	31.12.18	31.12.17
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	(88)	320	(200)

Valuation adjustments on financial instruments
Valuation adjustments on financial instruments
	As of
Life-to-date gain / (loss), USD million	31.12.19	31.12.18
Credit valuation adjustments[1]	(48)	(90)
Funding valuation adjustments	(50)	(85)
Debit valuation adjustments	1	1
Other valuation adjustments	(566)	(716)
of which: liquidity	(300)	(388)
of which: model uncertainty	(266)	(327)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.19
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	22.0								22.0
Derivative financial instruments[4]	121.8		3.3			107.4			11.1
Brokerage receivables	18.0	0.0	17.8						0.2
Financial assets at fair value not held for trading – debt instruments[5]	55.0	0.1	16.3		0.1				38.6
Total financial assets measured at fair value	216.8	0.1	37.4	0.0	0.1	107.4	0.0	0.0	71.9
Guarantees[6]	1.0							0.3	0.7
Loan commitments[6]	6.3				3.0		0.1	0.9	2.3
Forward starting transactions, reverse repurchase and securities borrowing agreements	20.3		20.3						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	27.6	0.0	20.3	0.0	3.0	0.0	0.1	1.2	3.0
##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL	##SL
	31.12.18
	Maximumexposure tocredit risk	Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees
Financial assets measured at fair value on the balance sheet
Financial assets at fair value held for trading – debt instruments[2,3]	22.0								22.0
Derivative financial instruments[4]	126.2		4.1			110.8			11.4
Brokerage receivables	16.8	0.0	16.5						0.3
Financial assets at fair value not held for trading – debt instruments[5]	59.8		16.7		0.1				43.1
Total financial assets measured at fair value	224.9	0.0	37.3	0.0	0.1	110.8	0.0	0.0	76.7
Guarantees[6]	1.6							0.2	1.4
Loan commitments[6]	3.5				2.4		0.2	0.1	0.7
Forward starting transactions, reverse repurchase and securities borrowing agreements	8.1		8.1						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	13.3	0.0	8.1	0.0	2.4	0.0	0.2	0.4	2.1
1 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 3 Does not include investment fund units. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Financial assets at fair value not held for trading collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

UBS AG | Level 3 | Not measured at fair value
Fair ValueMeasurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Financial instruments not measured at fair value[1]
	31.12.19						31.12.18
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[2]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[2]	Level 1	Level 2	Level 3	Total
Assets[3]
Cash and balances at central banks	107.1	107.0	0.1	0.0	0.0	107.1	108.4	108.3	0.1	0.0	0.0	108.4
Loans and advances to banks	12.4	11.7	0.0	0.5	0.2	12.4	16.6	16.0	0.0	0.6	0.0	16.6
Receivables from securities financing transactions	84.2	74.0	0.0	8.6	1.6	84.2	95.3	85.0	0.0	6.9	3.4	95.4
Cash collateral receivables on derivative instruments	23.3	23.3	0.0	0.0	0.0	23.3	23.6	23.6	0.0	0.0	0.0	23.6
Loans and advances to customers	328.0	152.5	0.0	25.7	152.2	330.3	321.5	153.8	0.0	18.6	149.5	322.0
Other financial assets measured at amortized cost	23.0	5.8	8.4	6.4	2.8	23.3	22.6	5.9	8.4	4.8	3.3	22.5
Liabilities
Amounts due to banks	6.6	5.6	0.0	0.9	0.0	6.6	11.0	8.8	0.0	1.9	0.2	11.0
Payables from securities financing transactions	7.8	7.5	0.0	0.3	0.0	7.8	10.3	10.0	0.0	0.3	0.0	10.3
Cash collateral payables on derivative instruments	31.4	31.4	0.0	0.0	0.0	31.4	28.9	28.9	0.0	0.0	0.0	28.9
Customer deposits	450.6	440.5	0.0	10.2	0.0	450.7	422.0	410.6	0.0	11.3	0.1	422.0
Funding from UBS Group AG and its subsidiaries	47.9	0.0	0.0	49.6	0.0	49.6	41.2	0.0	0.0	41.7	0.0	41.7
Debt issued measured at amortized cost	62.8	8.7	0.0	55.5	0.0	64.3	91.2	9.9	0.0	82.1	1.4	93.5
Other financial liabilities measured at amortized cost[4]	6.5	6.5	0.0	0.0	0.0	6.5	7.6	7.6	0.0	0.0	0.1	7.6
1 In line with IFRS 7 Financial Instruments: Disclosures, effective 2019, UBS no longer discloses a fair value hierarchy level for financial instruments where the carrying amount approximates fair value. Prior periods have been restated for this change. 2 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 3 As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 4 Excludes lease liabilities.

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Financial instruments not measured at fair value[1]
	31.12.19						31.12.18
	Carrying amount	Fair value					Carrying amount	Fair value
USD billion	Total	Carrying amount approximates fair value[2]	Level 1	Level 2	Level 3	Total	Total	Carrying amount approximates fair value[2]	Level 1	Level 2	Level 3	Total
Assets[3]
Cash and balances at central banks	107.1	107.0	0.1	0.0	0.0	107.1	108.4	108.3	0.1	0.0	0.0	108.4
Loans and advances to banks	12.4	11.7	0.0	0.5	0.2	12.4	16.6	16.0	0.0	0.6	0.0	16.6
Receivables from securities financing transactions	84.2	74.0	0.0	8.6	1.6	84.2	95.3	85.0	0.0	6.9	3.4	95.4
Cash collateral receivables on derivative instruments	23.3	23.3	0.0	0.0	0.0	23.3	23.6	23.6	0.0	0.0	0.0	23.6
Loans and advances to customers	328.0	152.5	0.0	25.7	152.2	330.3	321.5	153.8	0.0	18.6	149.5	322.0
Other financial assets measured at amortized cost	23.0	5.8	8.4	6.4	2.8	23.3	22.6	5.9	8.4	4.8	3.3	22.5
Liabilities
Amounts due to banks	6.6	5.6	0.0	0.9	0.0	6.6	11.0	8.8	0.0	1.9	0.2	11.0
Payables from securities financing transactions	7.8	7.5	0.0	0.3	0.0	7.8	10.3	10.0	0.0	0.3	0.0	10.3
Cash collateral payables on derivative instruments	31.4	31.4	0.0	0.0	0.0	31.4	28.9	28.9	0.0	0.0	0.0	28.9
Customer deposits	450.6	440.5	0.0	10.2	0.0	450.7	422.0	410.6	0.0	11.3	0.1	422.0
Funding from UBS Group AG and its subsidiaries	47.9	0.0	0.0	49.6	0.0	49.6	41.2	0.0	0.0	41.7	0.0	41.7
Debt issued measured at amortized cost	62.8	8.7	0.0	55.5	0.0	64.3	91.2	9.9	0.0	82.1	1.4	93.5
Other financial liabilities measured at amortized cost[4]	6.5	6.5	0.0	0.0	0.0	6.5	7.6	7.6	0.0	0.0	0.1	7.6
1 In line with IFRS 7 Financial Instruments: Disclosures, effective 2019, UBS no longer discloses a fair value hierarchy level for financial instruments where the carrying amount approximates fair value. Prior periods have been restated for this change. 2 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand, or with a remaining maturity (excluding the effects of callable features) of three months or less). 3 As of 31 December 2019, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 140 billion of Loans and advances to customers and USD 16 billion of Other financial assets measured at amortized cost are expected to be recovered or settled after 12 months. As of 31 December 2018, USD 0 billion of Loans and advances to banks, USD 1 billion of Receivables from securities financing transactions, USD 139 billion of Loans and advances to customers and USD 15 billion of Other financial assets measured at amortized cost were expected to be recovered or settled after 12 months. 4 Excludes lease liabilities.